Cover	Aug. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 30, 2021
Entity File Number	001-35436
Entity Registrant Name	TECNOGLASS INC.
Entity Central Index Key	0001534675
Entity Tax Identification Number	98-1271120
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Avenida Circunvalar a 100 mts de la Via 40
Entity Address, Address Line Two	Barrio Las Flores
Entity Address, City or Town	Barranquilla
Entity Address, Country	CO
Entity Address, Postal Zip Code	Barranquilla, Colombia
City Area Code	(57)(5)
Local Phone Number	3734000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares
Trading Symbol	TGLS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable